August 29, 2023

Christopher R. Bellacicco, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund
T. Rowe Price Retirement 2005 Fund—I Class
T. Rowe Price Retirement 2005 Fund—Advisor Class
T. Rowe Price Retirement 2005 Fund—R Class

T. Rowe Price Retirement 2010 Fund
T. Rowe Price Retirement 2010 Fund—I Class
T. Rowe Price Retirement 2010 Fund—Advisor Class
T. Rowe Price Retirement 2010 Fund—R Class

T. Rowe Price Retirement 2015 Fund
T. Rowe Price Retirement 2015 Fund—I Class
T. Rowe Price Retirement 2015 Fund—Advisor Class
T. Rowe Price Retirement 2015 Fund—R Class

T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2020 Fund—I Class
T. Rowe Price Retirement 2020 Fund—Advisor Class
T. Rowe Price Retirement 2020 Fund—R Class

T. Rowe Price Retirement 2025 Fund
T. Rowe Price Retirement 2025 Fund—I Class
T. Rowe Price Retirement 2025 Fund—Advisor Class
T. Rowe Price Retirement 2025 Fund—R Class

T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2030 Fund—I Class
T. Rowe Price Retirement 2030 Fund—Advisor Class
T. Rowe Price Retirement 2030 Fund—R Class

T. Rowe Price Retirement 2035 Fund
T. Rowe Price Retirement 2035 Fund—I Class
T. Rowe Price Retirement 2035 Fund—Advisor Class
T. Rowe Price Retirement 2035 Fund—R Class

T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2040 Fund—I Class
T. Rowe Price Retirement 2040 Fund—Advisor Class
T. Rowe Price Retirement 2040 Fund—R Class

T. Rowe Price Retirement 2045 Fund
T. Rowe Price Retirement 2045 Fund—I Class
T. Rowe Price Retirement 2045 Fund—Advisor Class
T. Rowe Price Retirement 2045 Fund—R Class

T. Rowe Price Retirement 2050 Fund
T. Rowe Price Retirement 2050 Fund—I Class
T. Rowe Price Retirement 2050 Fund—Advisor Class
T. Rowe Price Retirement 2050 Fund—R Class

T. Rowe Price Retirement 2055 Fund
T. Rowe Price Retirement 2055 Fund—I Class
T. Rowe Price Retirement 2055 Fund—Advisor Class
T. Rowe Price Retirement 2055 Fund—R Class

T. Rowe Price Retirement 2060 Fund
T. Rowe Price Retirement 2060 Fund—I Class
T. Rowe Price Retirement 2060 Fund—Advisor Class
T. Rowe Price Retirement 2060 Fund—R Class

T. Rowe Price Retirement 2065 Fund
T. Rowe Price Retirement 2065 Fund—I Class
T. Rowe Price Retirement 2065 Fund—Advisor Class
T. Rowe Price Retirement 2065 Fund—R Class

T. Rowe Price Retirement Balanced Fund
T. Rowe Price Retirement Balanced Fund—I Class
T. Rowe Price Retirement Balanced Fund—Advisor Class
T. Rowe Price Retirement Balanced Fund—R Class

 File Nos.: 333-92380/811-21149

Dear Mr. Bellacicco:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on August 21, 2023.

The Funds’ prospectuses and SAI went effective automatically on August 28, 2023.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman